Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS On February 21, 2020, the Corporation prepaid $100.0 million, including accrued and unpaid interest, of its USD First Lien Term Loan, using available cash on hand.